GAIN FROM DEREGISTRATION OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
GAIN FROM DEREGISTRATION OF SUBSIDIARIES
Gain from deregistration of subsidiaries	$ 264	¥ 1,841	¥ 2,858